UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income/(loss)	$ 100,021	$ 59,969
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	35,816	33,361
Amortization of debt issuance costs.	2,102	2,380
Write-off of debt issuance costs	1,724	0
Share-based payments	170	(82)
Foreign exchange (gain)/loss	(40)	43
Change in fair value of derivative instruments	(48,764)	(13,467)
Other	4,359	(4,137)
Changes in operating assets and liabilities, net:
Inventory	1,529	(419)
Trade accounts receivable, net	(890)	4,050
Accrued income	3,746	2,075
Prepaid expenses	(6,242)	8,809
Other receivables	51	1,241
Receivables due from related parties	(128)	(356)
Payables due to related parties	(123)	64
Accounts payable	819	(2,708)
Accrued expenses	1,956	1,100
Deferred charter revenue	1,678	(3,735)
Other current liabilities	(2,862)	2,914
Provisions	(327)	98
Net cash provided by operating activities	94,595	91,200
Investing activities
Purchase of other fixed assets	(4)	(2)
Purchase to vessels and equipment	0	(266,173)
Net cash used in investing activities	(4)	(266,175)
Financing activities
Purchase of treasury shares	0	(5,636)
Repayment of long- term debt	(42,302)	(32,514)
Proceeds of revolving credit facility	313,421	181,448
Repayment of revolving credit facility	(64,079)	(137,763)
Prepayment of long-term debt	(451,998)	0
Proceeds from long-term debt	320,000	223,290
Financing costs	(7,453)	(1,269)
Dividends paid	(79,705)	(37,401)
Net cash (used in)/provided by financing activities	(12,116)	190,155
Effect of exchange rate changes on cash	60	65
Net increase/(decrease) in cash, cash equivalents and restricted cash	82,535	15,245
Cash, cash equivalents and restricted cash at the beginning of the period	201,170	128,962
Cash, cash equivalents and restricted cash at the end of the period	283,705	144,207
Supplemental Information
Interest paid, net of amounts capitalized	26,438	21,652
Income tax paid	$ 26	$ 95